Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level within the fair value hierarchy, the Plan’s assets at fair value:
Assets Measured at Fair Value as of December 31, 2025:

(Dollars in Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual funds	$218,450	$—	$—	$218,450
Common stock	23,795	—	—	23,795
Collective trust (a)	657,838	—	—	657,838
Total assets at fair value	$900,083	$—	$—	$900,083

Assets Measured at Fair Value as of December 31, 2024:

(Dollars in Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual funds	$503,125	$—	$—	$503,125
Common stock	27,581	—	—	27,581
Collective trust (a)	281,921	—	—	281,921
Total assets at fair value	$812,627	$—	$—	$812,627

(a) This category includes a collective trust fund that is designed to deliver safety and stability by preserving principal and accumulating earnings. This fund is primarily invested in synthetic investment contracts backed by high-credit-quality fixed income investments and traditional investments issued by insurance companies and commercial banks.